HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 234,948	$ 262,708
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	203
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	1,599
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	15,765
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	217,381
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	193,779	227,316
Held-to-maturity, fair value, remaining contractual maturity, due within one year	201
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	1,554
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	15,784
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 176,240
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.64%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.20%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.11%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	6.18%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.37%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 3,794	3,790
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	3,794
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	2,015	2,287
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 2,015
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	1.59%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	1.59%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 18,200	18,624
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	203
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	497
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	468
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	17,032
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	14,858	15,688
Held-to-maturity, fair value, remaining contractual maturity, due within one year	201
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	481
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	441
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 13,735
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.37%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.20%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.33%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	2.72%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.37%
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 193,982	209,170
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	193,982
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	157,953	178,388
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 157,953
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.35%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.35%
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,364	1,276
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	49
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	42
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	1,273
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,333	1,174
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	54
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	44
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 1,235
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	3.53%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	5.45%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	3.08%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	3.47%
Collateralized loan obligations [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 15,888	28,122
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	76
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	14,512
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	1,300
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	15,944	28,134
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	77
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	14,565
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 1,302
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	6.30%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	6.56%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	6.31%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	6.07%
Other debt securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,720	1,726
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	977
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	743
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,676	$ 1,645
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	942
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	734
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	5.27%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.75%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	5.95%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	0.00%